SHAREHOLDERS' EQUITY (Summary of Activities Relating to Company's RSUs Granted to Employees) (Details) - RSUs [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Number of RSUs
Outstanding - beginning of the year | shares	74,887
Granted | shares	23,809
Exercised | shares	(25,477)
Forfeited | shares	(12,508)
Outstanding - end of the year | shares	60,711
RSUs exercisable at the end of the year | shares	0
Vested and expected to vest | shares	60,711
Weighted average fair value
Outstanding - beginning of the year | $ / shares	$ 12.17
Granted | $ / shares	4.11
Exercised | $ / shares	11.77
Forfeited | $ / shares	2.8
Outstanding - end of the year | $ / shares	8.51
RSUs exercisable at the end of the year | $ / shares	0
Vested and expected to vest | $ / shares	$ 8.51
Aggregate intrinsic value
Outstanding - beginning of the year | $	$ 428
Outstanding - end of the year | $	227
RSUs exercisable at the end of the year | $	0
Vested and expected to vest | $	$ 227